Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	May 31, 2017	May 31, 2016
Summary of Significant Accounting Policies (Textual)
Derivative liability	$ 449,975	$ 351,041
Tax benefit ultimate settlement, description	The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement.